Tax payables	12 Months Ended
Dec. 31, 2019
Tax payables [abstract]
Disclosure of tax payables [text block]
17	Tax payables

The tax payables amount to K€3,363 as per December 31, 2019 (2018: K€2,313; 2017: K€2,023) and is mainly related to the tax payables of the entities located in Germany. In Germany a tax unity was set-up in 2018 between Materialise Germany and ACTech.